Item 1.Schedule of Investments


 T. Rowe Price Institutional High Yield Fund
 Unaudited                                                 August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par / SharesValue
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES 92.3%
 Aerospace & Defense 2.5%
 Aviall, 7.625%, 7/1/11                                1,100         1,155

 BE Aerospace
 8.50%, 10/1/10                                        525           570

 Series B, 8.875%, 5/1/11                              1,175         1,240

 Gencorp, 9.50%, 8/15/13                               2,150         2,364

 L-3 Communications, 144A, 6.375%, 10/15/15            1,250         1,272

 Moog, 6.25%, 1/15/15                                  700           702

 Sequa, 9.00%, 8/1/09                                  825           908

 TD Funding, 8.375%, 7/15/11                           1,275         1,348

 Vought Aircraft, 8.00%, 7/15/11                       2,400         2,268

                                                                     11,827

 Automobiles and Related 5.2%
 Accuride, 8.50%, 2/1/15                               1,650         1,716

 Adesa, 7.625%, 6/15/12                                1,125         1,145

 Autocam, 10.875%, 6/15/14                             1,275         905

 Commercial Vehicle Group, 144A, 8.00%, 7/1/13         250           258

 Cooper Standard Automotive, 8.375%, 12/15/14          1,350         1,222

 Delphi, 7.125%, 5/1/29                                1,550         1,108

 Ford Motor Credit
 7.00%, 10/1/13                                        3,575         3,427

 7.375%, 10/28/09                                      2,375         2,364

 General Motors Acceptance Corp.
 6.75%, 12/1/14                                        4,050         3,724

 8.00%, 11/1/31                                        1,775         1,651

 Insurance Auto Auctions, 144A, 11.00%, 4/1/13         800           830

 J.B. Poindexter, 8.75%, 3/15/14                       325           309

 Tenneco Automotive, 8.625%, 11/15/14                  1,400         1,460

 TRW Automotive
 9.375%, 2/15/13                                       1,950         2,174

 11.00%, 2/15/13                                       125           145

 Visteon, 7.00%, 3/10/14                               1,925         1,718

                                                                     24,156

 Beverages 0.4%
 Le Natures, 144A, STEP, 10.00%, 6/15/13               1,600         1,728

                                                                     1,728

 Broadcasting 1.2%
 Fisher Communications, 8.625%, 9/15/14                475           514

 Gray Communications Systems, 9.25%, 12/15/11          1,250         1,359

 Lamar Media, 144A, 6.625%, 8/15/15                    725           740

 Sinclair Broadcast Group
 8.00%, 3/15/12                                        750           776

 8.75%, 12/15/11                                       500           530

 XM Satellite Radio, 12.00%, 6/15/10                   1,437         1,641

                                                                     5,560

 Building and Real Estate 1.1%
 Mobile Mini, 9.50%, 7/1/13                            925           1,027

 WCI Communities
 7.875%, 10/1/13                                       1,050         1,053

 9.125%, 5/1/12                                        450           470

 10.625%, 2/15/11                                      1,400         1,497

 Williams Scotsman, 10.00%, 8/15/08                    925           1,011

                                                                     5,058

 Building Products 2.2%
 Building Materials, 7.75%, 8/1/14                     1,725         1,656

 Collins & Aikman Floorcoverings, 9.75%, 2/15/10       1,300         1,352

 Interface
 9.50%, 2/1/14                                         125           128

 10.375%, 2/1/10                                       1,050         1,171

 Masonite, VR, 9.13%, 10/6/06 ++                       2,800         2,796

 Norcraft, 9.00%, 11/1/11                              1,100         1,158

 Norcraft Holdings Capital, STEP, 0.00%, 9/1/12        825           586

 Texas Industries, 144A, 7.25%, 7/15/13                1,200         1,257

                                                                     10,104

 Cable Operators 2.0%
 Charter Communications Holdings
 8.75%, 11/15/13                                       1,325         1,320

 VR, 7.535%, 12/15/10                                  1,100         1,093

 Charter Communications Operating
 144A, 8.00%, 4/30/12                                  775           785

 CSC Holdings, 7.625%, 4/1/11                          1,500         1,503

 Insight Midwest / Insight Capital, 9.75%, 10/1/09     125           129

 Mediacom Broadband
 11.00%, 7/15/13                                       800           876

 144A, 8.50%, 10/15/15                                 500           499

 Olympus Communications, VR, 7.75%, 6/30/10 ++         1,500         1,477

 Rogers Cable, 6.75%, 3/15/15                          25            26

 Rogers Cablesystems, 11.00%, 12/1/15                  125           134

 Videotron, 6.875%, 1/15/14                            1,300         1,346

                                                                     9,188

 Container 2.0%
 AEP Industries, 144A, 7.875%, 3/15/13                 925           932

 Ball, 6.875%, 12/15/12                                125           130

 Bway, STEP, 10.00%, 10/15/10                          1,350         1,437

 Greif Brothers, 8.875%, 8/1/12                        500           545

 Owens Brockway Glass Container
 7.75%, 5/15/11                                        550           582

 8.25%, 5/15/13                                        1,000         1,070

 8.75%, 11/15/12                                       1,000         1,088

 Plastipak, 10.75%, 9/1/11                             2,075         2,287

 Silgan, 6.75%, 11/15/13                               400           409

 Solo Cup, 8.50%, 2/15/14                              800           784

                                                                     9,264

 Electric Utilities 5.6%
 AES
 7.75%, 3/1/14                                         350           379

 9.375%, 9/15/10                                       1,825         2,048

 144A, 9.00%, 5/15/15                                  1,500         1,658

 Allegheny Energy Supply
 7.80%, 3/15/11                                        275           302

 144A, STEP, 8.25%, 4/15/12                            585           658

 ANR Pipeline, 8.875%, 3/15/10                         525           573

 CMS Energy, 9.875%, 10/15/07                          750           819

 Dynegy-Roseton Danskammer, 7.27%, 11/8/10             1,275         1,278

 Midwest Generation, 8.75%, 5/1/34 (Tender 5/1/14)     1,300         1,446

 Mirant, 144A, 7.90%, 7/15/09 ^                        1,400         1,432

 Northwest Pipeline, 8.125%, 3/1/10                    900           968

 NRG Energy, 8.00%, 12/15/13                           3,456         3,728

 Orion Power, 12.00%, 5/1/10                           1,775         2,152

 Sierra Pacific Resources, 8.625%, 3/15/14             2,275         2,525

 Southern Natural Gas
 8.00%, 3/1/32                                         25            29

 8.875%, 3/15/10                                       750           815

 Texas Genco, 144A, 6.875%, 12/15/14                   1,500         1,560

 Utilicorp Canada Finance, 7.75%, 6/15/11              1,050         1,099

 Williams Companies
 7.50%, 1/15/31                                        1,000         1,090

 7.625%, 7/15/19                                       250           279

 7.75%, 6/15/31                                        600           664

 STEP, 8.125%, 3/15/12                                 575           641

                                                                     26,143

 Electronic Components 4.2%
 Activant Solutions, 144A, VR, 9.504%, 4/1/10          225           226

 Amkor Technology
 7.75%, 5/15/13                                        225           191

 9.25%, 2/15/08                                        525           491

 Celestica, 7.875%, 7/1/11                             450           463

 Flextronics International, 6.25%, 11/15/14            1,125         1,114

 Freescale Semiconductor
 6.875%, 7/15/11                                       425           446

 7.125%, 7/15/14                                       1,000         1,073

 Hynix Semiconductor, 144A, 9.875%, 7/1/12             575           621

 Magnachip Semiconductor, 6.875%, 12/15/11             775           752

 New Asat (Finance), 9.25%, 2/1/11                     750           621

 Sanmina-SCI
 6.75%, 3/1/13                                         950           907

 10.375%, 1/15/10                                      225           250

 Semiconductor Components Industries, 144A
 Zero Coupon, 8/4/11                                   900           1,512

 STATS ChipPAC
 6.75%, 11/15/11                                       550           534

 144A, 7.50%, 7/19/10                                  425           430

 Stratus Technologies, 10.375%, 12/1/08                700           716

 Sungard Data
 144A, 9.125%, 8/15/13                                 3,475         3,631

 144A, 10.25%, 8/15/15                                 1,500         1,560

 Telex Communications, 11.50%, 10/15/08                1,100         1,174

 UGS, 10.00%, 6/1/12                                   1,375         1,526

 Xerox
 6.875%, 8/15/11                                       250           261

 7.20%, 4/1/16                                         350           379

 7.625%, 6/15/13                                       550           587

                                                                     19,465

 Energy 6.2%
 Amerigas Partners
 10.00%, 4/15/06                                       2,575         2,652

 144A, 7.25%, 5/20/15                                  825           875

 Belden & Blake, 8.75%, 7/15/12                        50            53

 CHC Helicopter, 7.375%, 5/1/14                        1,175         1,210

 Chesapeake Energy
 6.25%, 1/15/18                                        375           370

 6.375%, 6/15/15                                       850           865

 6.625%, 1/15/16                                       1,375         1,413

 7.00%, 8/15/14                                        450           476

 7.50%, 9/15/13                                        25            27

 Compton Petroleum, 9.90%, 5/15/09                     225           244

 Denbury Resources, 7.50%, 4/1/13                      1,225         1,288

 Dresser-Rand Group, 144A, 7.375%, 11/1/14             625           648

 El Paso Production, 7.75%, 6/1/13                     625           663

 Ferrellgas Partners, 8.75%, 6/15/12                   2,111         2,185

 Forest Oil, 8.00%, 12/15/11                           725           797

 Grant Prideco, 144A, 6.125%, 8/15/15                  450           456

 Hanover Compressor
 9.00%, 6/1/14                                         825           910

 Zero Coupon, 3/31/07                                  275           247

 Hanover Equipment Trust, Series B, 8.75%, 9/1/11      375           401

 Hilcorp Energy, 144A, 10.50%, 9/1/10                  1,325         1,461

 Inergy LP/Finance, 144A, 6.875%, 12/15/14             1,250         1,230

 Magnum Hunter Resources, 9.60%, 3/15/12               601           667

 Ocean Rig Norway, 144A, 8.375%, 7/1/13                875           941

 Paramount Resources, 8.50%, 1/31/13                   125           128

 Parker Drilling, 10.125%, 11/15/09                    184           194

 Petroleum Geo-Services, 10.00%, 11/5/10               2,100         2,362

 Petroleum Helicopters, 9.375%, 5/1/09                 1,125         1,192

 Plains All American Pipeline, 7.75%, 10/15/12         325           380

 Pride International, 7.375%, 7/15/14                  975           1,053

 Range Resources
 6.375%, 3/15/15                                       275           278

 7.375%, 7/15/13                                       675           720

 Stone Energy
 6.75%, 12/15/14                                       625           623

 8.25%, 12/15/11                                       225           238

 Swift Energy, 7.625%, 7/15/11                         675           704

 Venoco, 8.75%, 12/15/11                               75            78

 Whiting Petroleum, 7.25%, 5/1/13                      975           985

                                                                     29,014

 Entertainment and Leisure 2.7%
 AMF Bowling Worldwide, 10.00%, 3/1/10                 1,150         1,150

 Cinemark, STEP, 0.00%, 3/15/14                        3,450         2,458

 Cinemark USA, 9.00%, 2/1/13                           150           159

 Loews Cineplex Entertainment, 144A, 9.00%, 8/1/14     1,625         1,596

 Marquee Holdings
 8.625%, 8/15/12                                       300           311

 STEP, 0.00%, 8/15/14                                  2,050         1,307

 Six Flags
 9.625%, 6/1/14                                        375           379

 9.75%, 4/15/13                                        525           529

 Speedway Motorsports, 6.75%, 6/1/13                   50            52

 Universal City Development Partners, 11.75%, 4/1/10   2,050         2,350

 Universal City Florida
 8.375%, 5/1/10                                        925           971

 VR, 8.443%, 5/1/10                                    225           238

 Warner Music, 7.375%, 4/15/14                         1,075         1,094

                                                                     12,594

 Finance and Credit 1.1%
 B.F. Saul Real Estate, 7.50%, 3/1/14                  1,050         1,081

 Colonial Bank, 9.375%, 6/1/11                         275           328

 Dollar Financial Group, 9.75%, 11/15/11               900           938

 E*Trade Financial, 8.00%, 6/15/11                     2,475         2,593

                                                                     4,940

 Food/Tobacco 1.6%
 Agrilink Foods, 11.875%, 11/1/08                      556           570

 Alliance One, 144A, 11.00%, 5/15/12                   475           475

 B & G Foods, 8.00%, 10/1/11                           1,400         1,442

 Del Monte
 8.625%, 12/15/12                                      225           245

 144A, 6.75%, 2/15/15                                  575           587

 Dole Foods, 8.875%, 3/15/11                           825           879

 Pierre Foods, 9.875%, 7/15/12                         825           866

 R.J. Reynolds Tobacco Holdings, 144A, 6.50%, 7/15/10 1,525          1,513

 Wornick, 10.875%, 7/15/11                             725           732

                                                                     7,309

 Gaming 4.2%
 American Casino & Entertainment, 7.85%, 2/1/12        1,475         1,552

 Ameristar Casinos, 10.75%, 2/15/09                    175           189

 Argosy Gaming, 9.00%, 9/1/11                          125           136

 Boyd Gaming, 7.75%, 12/15/12                          1,575         1,679

 CCM Merger, 144A, 8.00%, 8/1/13                       750           765

 Global Cash Access, 8.75%, 3/15/12                    1,400         1,502

 Herbst Gaming, 7.00%, 11/15/14                        1,075         1,088

 Mandalay Resort Group, 10.25%, 8/1/07                 825           893

 MGM Mirage
 8.50%, 9/15/10                                        2,000         2,200

 9.75%, 6/1/07                                         675           721

 Mohegan Tribal Gaming Auth.
 6.125%, 2/15/13                                       875           886

 6.875%, 2/15/15                                       1,000         1,040

 Penn National Gaming, 6.75%, 3/1/15                   200           200

 Poster Financial Group, 8.75%, 12/1/11                1,075         1,105

 Resorts International Hotel, 11.50%, 3/15/09          150           169

 Seneca Gaming, 144A, 7.25%, 5/1/12                    550           572

 Station Casinos
 6.875%, 3/1/16                                        1,200         1,227

 144A, 6.875%, 3/1/16                                  1,675         1,713

 144A, 6.875%, 3/1/16                                  425           434

 Trump Entertainment Resorts, 8.50%, 6/1/15            825           825

 Wynn Las Vegas, 6.625%, 12/1/14                       850           826

                                                                     19,722

 Healthcare Services 5.0%
 Biovail, 7.875%, 4/1/10                               625           645

 Community Health Systems, 6.50%, 12/15/12             575           582

 Concentra Operating
 9.125%, 6/1/12                                        950           995

 9.50%, 8/15/10                                        750           789

 Davita
 144A, 6.625%, 3/15/13                                 450           460

 144A, 7.25%, 3/15/15                                  1,025         1,046

 Fisher Scientific International, 144A, 6.125%, 7/1/15 1,150         1,153

 Fresenius Medical Capital Trust II, 7.875%, 2/1/08    725           754

 Fresenius Medical Capital Trust IV, 7.875%, 6/15/11   225           240

 Genesis Healthcare, 8.00%, 10/15/13                   1,000         1,090

 HCA
 6.375%, 1/15/15                                       1,100         1,128

 8.75%, 9/1/10                                         675           763

 Medquest, 11.875%, 8/15/12                            600           635

 MQ Associates, STEP, 0.00%, 8/15/12                   1,250         750

 Mylan Laboratories, 144A, 5.75%, 8/15/10              800           794

 Omnicare, 8.125%, 3/15/11                             1,175         1,228

 Quintiles Transnational, 10.00%, 10/1/13              1,125         1,271

 Tenet Healthcare
 6.50%, 6/1/12                                         575           545

 7.375%, 2/1/13                                        550           536

 9.875%, 7/1/14                                        600           642

 Triad Hospitals, 7.00%, 11/15/13                      1,525         1,567

 US Oncology
 9.00%, 8/15/12                                        1,200         1,320

 10.75%, 8/15/14                                       600           685

 Vanguard Health, 9.00%, 10/1/14                       950           1,033

 Ventas Realty, 144A, 6.75%, 6/1/10                    450           464

 VWR International
 6.875%, 4/15/12                                       275           274

 8.00%, 4/15/14                                        1,050         1,040

 Warner Chilcott, 144A, 8.75%, 2/1/15                  825           817

                                                                     23,246

 Lodging 1.2%
 HMH Properties, 7.875%, 8/1/08                        51            51

 Host Marriott
 7.125%, 11/1/13                                       375           393

 9.50%, 1/15/07                                        750           787

 John Q. Hammons Hotels, 8.875%, 5/15/12               350           385

 La Quinta Properties
 7.00%, 8/15/12                                        500           519

 8.875%, 3/15/11                                       2,050         2,219

 MeriStar Hospitality
 9.00%, 1/15/08                                        450           472

 9.125%, 1/15/11                                       675           726

                                                                     5,552

 Manufacturing 3.5%
 Aearo, 8.25%, 4/15/12                                 1,175         1,181

 Bombardier
 144A, 6.30%, 5/1/14                                   900           819

 144A, 6.75%, 5/1/12                                   2,375         2,262

 Case New Holland, 9.25%, 8/1/11                       1,000         1,066

 Coleman Cable, 144A, 9.875%, 10/1/12                  325           293

 Columbus Mckinnon, 144A, 8.875%, 11/1/13              875           887

 General Cable, 9.50%, 11/15/10                        1,000         1,060

 Hawk Corp., 8.75%, 11/1/14                            750           761

 Invensys, 144A, 9.875%, 3/15/11                       1,300         1,287

 JLG Industries, 8.375%, 6/15/12                       1,046         1,104

 Manitowoc, 7.125%, 11/1/13                            575           600

 Rexnord, 10.125%, 12/15/12                            2,225         2,431

 Superior Essex, 9.00%, 4/15/12                        1,575         1,603

 Valmont Industries, 6.875%, 5/1/14                    975           994

                                                                     16,348

 Metals and Mining 3.1%
 Aleris International, 9.00%, 11/15/14                 475           506

 Alpha Natural Resources, STEP, 10.00%, 6/1/12         1,125         1,260

 Arch Western Finance, STEP, 6.75%, 7/1/13             400           409

 Century Alumunium, 7.50%, 8/15/14                     675           700

 Earle M. Jorgensen, 9.75%, 6/1/12                     2,000         2,190

 Euramax International, VR, 10.49%, 6/7/13 ++          2,000         2,025

 Foundation PA Coal, 7.25%, 8/1/14                     1,075         1,130

 Gerdau Ameristeel, 10.375%, 7/15/11                   750           834

 James River Coal Company, 9.375%, 6/1/12              1,175         1,246

 Luscar Coal, 9.75%, 10/15/11                          1,175         1,278

 Massey Energy, 6.625%, 11/15/10                       900           920

 Neenah Foundry, 144A, 11.00%, 9/30/10                 800           888

 Novelis, 144A, 7.25%, 2/15/15                         750           754

 Russel Metals, 6.375%, 3/1/14                         125           120

                                                                     14,260

 Miscellaneous Consumer Products 4.4%
 AAC Group, 144A, STEP, 0.00%, 10/1/12                 775           577

 Acco Brands, 144A, 7.625%, 8/15/15                    1,100         1,104

 American Achievement, 8.25%, 4/1/12                   1,575         1,622

 Chattem, 7.00%, 3/1/14                                700           718

 Church & Dwight, 6.00%, 12/15/12                      575           574

 Couche-Tard, 7.50%, 12/15/13                          1,275         1,326

 Eastman Kodak, 7.25%, 11/15/13                        1,100         1,110

 Equinox, 9.00%, 12/15/09                              550           572

 FTD, 7.75%, 2/15/14                                   1,376         1,390

 Jostens Holdings, STEP, 0.00%, 12/1/13                3,150         2,292

 Jostens IH, 7.625%, 10/1/12                           1,650         1,695

 K2, 7.375%, 7/1/14                                    1,300         1,345

 Pantry, 7.75%, 2/15/14                                1,175         1,204

 Rayovac, 8.50%, 10/1/13                               1,425         1,468

 Sealy Mattress, 8.25%, 6/15/14                        1,175         1,246

 Simmons
 7.875%, 1/15/14                                       350           336

 144A, STEP, 0.00%, 12/15/14                           1,150         670

 Spectrum Brands, 7.375%, 2/1/15                       425           410

 Town Sports International, 9.625%, 4/15/11            550           584

                                                                     20,243

 Paper and Paper Products 3.2%
 Ainsworth Lumber, 7.25%, 10/1/12                      875           818

 Boise Cascade, 7.125%, 10/15/14                       775           760

 Fort James, 6.875%, 9/15/07                           125           130

 Graphic Packaging International
 8.50%, 8/15/11                                        1,075         1,123

 9.50%, 8/15/13                                        175           178

 Jefferson Smurfit Corp., 8.25%, 10/1/12               1,400         1,389

 Jefferson Smurfit Group, 7.75%, 4/1/15                1,050         924

 Longview Fibre, 10.00%, 1/15/09                       2,150         2,282

 MDP Acquisitions, 9.625%, 10/1/12                     2,075         2,116

 NewPage
 144A, 10.00%, 5/1/12                                  975           975

 144A, 12.00%, 5/1/13                                  475           454

 144A, VR, 9.943%, 5/1/12                              475           475

 Norske Skog, 7.375%, 3/1/14                           925           925

 Stone Container
 8.375%, 7/1/12                                        325           324

 9.75%, 2/1/11                                         1,045         1,090

 Stone Container Finance of Canada, 7.375%, 7/15/14    1,100         1,042

                                                                     15,005

 Printing and Publishing 6.1%
 Advanstar, STEP, 0.00%, 10/15/11                      1,050         1,092

 Advanstar Communications
 10.75%, 8/15/10                                       550           623

 12.00%, 2/15/11                                       825           891

 144A, 10.75%, 8/15/10                                 325           368

 Affinity Group, 9.00%, 2/15/12                        900           923

 Affinity Group Holding, PIK, 10.875%, 2/15/12         495           462

 CanWest Media
 8.00%, 9/15/12                                        1,800         1,895

 10.625%, 5/15/11                                      1,400         1,519

 Dex Media, 8.00%, 11/15/13                            275           294

 Dex Media East
 9.875%, 11/15/09                                      750           818

 12.125%, 11/15/12                                     748           887

 Dex Media West, 9.875%, 8/15/13                       2,150         2,429

 Haights Cross Operating, 11.75%, 8/15/11              700           767

 Houghton Mifflin
 8.25%, 2/1/11                                         675           700

 9.875%, 2/1/13                                        675           731

 Lighthouse International, 144A, 8.00%, 4/30/14 (EUR)  1,475         1,901

 Mail-Well I, 9.625%, 3/15/12                          975           1,043

 MediaNews Group
 6.375%, 4/1/14                                        300           290

 6.875%, 10/1/13                                       925           920

 Morris Publishing, 7.00%, 8/1/13                      925           925

 Primedia
 8.00%, 5/15/13                                        625           642

 8.875%, 5/15/11                                       250           262

 Quebecor Media, 11.125%, 7/15/11                      3,750         4,134

 R.H. Donnelley Finance, 10.875%, 12/15/12             2,300         2,656

 Vertis, 9.75%, 4/1/09                                 400           420

 WDAC Subsidiary, 144A, 8.375%, 12/1/14                575           564

                                                                     28,156

 Restaurants 0.7%
 El Pollo Loco, 9.25%, 12/15/09                        900           958

 Landry's Restaurants, 7.50%, 12/15/14                 925           902

 O'Charleys, 9.00%, 11/1/13                            1,150         1,248

 Real Mex Restaurants, STEP, 10.00%, 4/1/10            225           242

                                                                     3,350

 Retail 1.5%
 Gregg Appliances, 144A, 9.00%, 2/1/13                 875           853

 Leslies Poolmart, 7.75%, 2/1/13                       1,650         1,691

 Movie Gallery, 144A, 11.00%, 5/1/12                   1,150         1,173

 Nebraska Book, 8.625%, 3/15/12                        1,850         1,781

 Quicksilver, 144A, 6.875%, 4/15/15                    600           597

 Rafaella Apparel Group, 144A, 11.25%, 6/15/11         950           959

                                                                     7,054

 Satellites 1.7%
 DIRECTV Holdings, 144A, 6.375%, 6/15/15               1,825         1,820

 Inmarsat Finance
 7.625%, 6/30/12                                       325           345

 STEP, 0.00%, 11/15/12                                 900           751

 Intelsat, Zeus Special, 144A, STEP, 0.00%, 2/1/15     650           436

 Intelsat Telecom Satellite, Bermuda, 144A, VR
 8.695%, 1/15/12                                       1,875         1,903

 Loral Cyberstar, 10.00%, 7/15/06 ^                    1,450         1,305

 PanAmSat, 9.00%, 8/15/14                              1,175         1,240

 PanAmSat Holding, STEP, 0.00%, 11/1/14                125           86

                                                                     7,886

 Services 4.0%
 Allied Waste
 8.875%, 4/1/08                                        850           897

 9.25%, 9/1/12                                         1,817         1,976

 Brand Intermediate, PIK, 144A, 13.00%, 10/15/13       1,418         1,474

 Brand Services, 12.00%, 10/15/12                      1,700         1,810

 Brickman Group, 11.75%, 12/15/09                      1,975         2,247

 Cardtronics, 144A, 9.25%, 8/15/13                     450           460

 Casella Waste, 9.75%, 2/1/13                          3,125         3,387

 FTI Consulting, 144A, 7.625%, 6/15/13                 750           765

 Great Lakes Dredge & Dock, 7.75%, 12/15/13            350           322

 IPC Acquisition, VR, 10.80%, 8/15/12 ++               1,000         1,010

 Mac-Gray, 144A, 7.625%, 8/15/15                       800           826

 NationsRent, 9.50%, 10/15/10                          850           931

 Sunstate Equipment, 144A, 10.50%, 4/1/13              1,175         1,210

 Worldspan, 144A, VR, 10.04%, 2/15/11                  1,625         1,532

                                                                     18,847

 Specialty Chemicals 6.2%
 Arco Chemical
 9.80%, 2/1/20                                         725           819

 10.25%, 11/1/10                                       1,025         1,133

 Borden U.S. Finance / Nova Scotia, 144A
 9.00%, 7/15/14                                        1,475         1,534

 Compass Minerals, STEP, 0.00%, 6/1/13                 2,575         2,195

 Crystal U.S. Holdings
 9.625%, 6/15/14                                       1,025         1,163

 Series A, STEP, 0.00%, 10/1/14                        431           315

 Series B, STEP, 0.00%, 10/1/14                        1,600         1,152

 Equistar Chemicals, 8.75%, 2/15/09                    175           186

 Freeport McMoRan Resources, 7.00%, 2/15/08            900           929

 Huntsman, 11.625%, 10/15/10                           930           1,088

 Huntsman International, 9.875%, 3/1/09                1,725         1,837

 IMC Global
 10.875%, 6/1/08                                       300           339

 10.875%, 8/1/13                                       250           296

 11.25%, 6/1/11                                        225           248

 Invista, 144A, 9.25%, 5/1/12                          2,225         2,436

 KI Holdings, STEP, 0.00%, 11/15/14                    2,300         1,455

 Koppers Industry, 9.875%, 10/15/13                    1,725         1,915

 Lyondell Chemical
 9.50%, 12/15/08                                       150           158

 9.625%, 5/1/07                                        175           185

 10.50%, 6/1/13                                        1,650         1,914

 11.125%, 7/15/12                                      325           370

 Nell AF S.a.r.l., 144A, 8.375%, 8/15/15               1,175         1,198

 Resolution Performance Products, 9.50%, 4/15/10       1,125         1,170

 Rhodia, 10.25%, 6/1/10                                2,725         2,974

 Rockwood Specialties, 10.625%, 5/15/11                950           1,055

 United Agri Products, STEP, 8.25%, 12/15/11           750           795

                                                                     28,859

 Supermarkets 0.7%
 Jean Coutu Group
 7.625%, 8/1/12                                        1,650         1,724

 8.50%, 8/1/14                                         1,700         1,741

                                                                     3,465

 Telecommunications 4.3%
 AT&T, STEP, 9.05%, 11/15/11                           1,600         1,838

 Call-Net Enterprises, 10.625%, 12/31/08               1,750         1,875

 Eircom Funding, 8.25%, 8/15/13                        2,025         2,177

 Leucadia National, 7.00%, 8/15/13                     1,125         1,128

 MCI, VR, 7.688%, 5/1/09                               2,050         2,132

 Primus Telecom, 8.00%, 1/15/14                        200           126

 Qwest
 7.875%, 9/1/11                                        1,150         1,199

 VR, 6.95%, 6/30/10 ++                                 750           742

 VR, 8.53%, 6/30/07 ++                                 900           927

 144A, VR, 6.671%, 6/15/13                             425           443

 Qwest Communications International, 144A
 7.50%, 2/15/14                                        500           477

 Qwest Services, STEP, 13.50%, 12/15/10                3,000         3,469

 Time Warner Telecom
 9.75%, 7/15/08                                        1,150         1,162

 10.125%, 2/1/11                                       1,150         1,184

 US LEC, VR, 11.89%, 10/1/09                           875           919

                                                                     19,798

 Transportation (excluding Railroads) 0.1%
 TFM, 144A, 9.375%, 5/1/12                             550           593

                                                                     593

 Wireless Communications 4.4%
 Alamosa (Delaware), 11.00%, 7/31/10                   2,175         2,463

 American Cellular, 10.00%, 8/1/11                     150           160

 American Tower
 7.125%, 10/15/12                                      475           498

 7.50%, 5/1/12                                         175           185

 American Towers, 7.25%, 12/1/11                       200           210

 Centennial Communications, 8.125%, 2/1/14             725           769

 Digicel, 144A, 9.25%, 9/1/12                          1,175         1,228

 Dobson Cellular Systems, 9.875%, 11/1/12              825           907

 Dobson Communications, 10.875%, 7/1/10                450           474

 Horizon PCS, 11.375%, 7/15/12                         625           725

 IPCS, 11.50%, 5/1/12                                  725           837

 IWO Holdings, STEP, 0.00%, 1/15/15                    600           422

 Nextel Communications
 6.875%, 10/31/13                                      550           590

 7.375%, 8/1/15                                        1,000         1,079

 Nextel Partners, 8.125%, 7/1/11                       1,150         1,253

 Rogers Wireless
 7.50%, 3/15/15                                        575           627

 8.00%, 12/15/12                                       2,450         2,621

 9.625%, 5/1/11                                        1,150         1,340

 Rural Cellular
 9.625%, 5/15/08                                       250           251

 9.75%, 1/15/10                                        125           126

 9.875%, 2/1/10                                        325           346

 Syniverse Technologies, 144A, 7.75%, 8/15/13          900           918

 U.S. Unwired, 10.00%, 6/15/12                         925           1,073

 Ubiquitel Operating, 9.875%, 3/1/11                   1,300         1,449

                                                                     20,551

 Total Corporate Bonds and Notes (Cost $416,064)                     429,285

 COMMON STOCKS 2.9%
 Automobiles and Related 0.4%
 American Axle & Manufacturing Holdings                50            1,307

 TRW *                                                 15            426

                                                                     1,733

 Electric Utilities 0.7%
 Duke Energy                                           17            506

 FirstEnergy                                           12            587

 NiSource                                              44            1,066

 Williams Companies                                    47            1,059

                                                                     3,218

 Food/Tobacco 0.3%
 Interstate Bakeries *                                 119           1,418

                                                                     1,418

 Gaming 0.0%
 Mikohn Gaming, Warrants, 8/15/08, 144A *              2             35

                                                                     35

 Paper and Paper Products 0.0%
 MDP Acquisitions, Warrants, 10/1/13, 144A *           0             4

                                                                     4

 Services 0.2%
 Synagro Technologies                                  141           732

                                                                     732

 Specialty Chemicals 0.2%
 UAP Holding                                           62            1,062

                                                                     1,062

 Transportation (excluding Railroads) 0.0%
 TravelCenters of America
 Warrants, 5/1/09 *                                    6             8

 Warrants, 11/14/10 *                                  2             2

                                                                     10

 Wireless Communications 1.1%
 Nextel Partners, Class A *                            48            1,269

 Rogers Communications, Class B                        52            1,933

 Telus (Non-voting shares)                             51            1,895

                                                                     5,097

 Total Common Stocks (Cost $9,610)                                   13,309

 CONVERTIBLE BONDS 0.7%
 Electronic Components 0.4%
 Amazon.Com, 4.75%, 2/1/09                             1,725         1,665

                                                                     1,665

 Satellites 0.1%
 Echostar Communications, 5.75%, 5/15/08               700           699

                                                                     699

 Wireless Communications 0.2%
 American Tower, 3.00%, 8/15/12                        850           1,096

                                                                     1,096

 Total Convertible Bonds (Cost $3,307)                               3,460

 CONVERTIBLE PREFERRED STOCKS 0.5%
 Electric Utilities 0.1%
 NRG Energy, 144A                                      1             596

                                                                     596

 Electronic Components 0.4%
 Lucent Technologies *                                 2             1,572

                                                                     1,572

 Total Convertible Preferred Stocks (Cost $2,070)                    2,168

 PREFERRED STOCKS 0.2%
 Broadcasting 0.1%
 Spanish Broadcasting                                  0             455

                                                                     455

 Printing and Publishing 0.1%
 Primedia                                              2             211

                                                                     211

 Textiles and Apparel 0.0%
 Anvil Holdings *                                      21            107

                                                                     107

 Total Preferred Stocks (Cost $1,114)                                773

 SHORT-TERM INVESTMENTS 1.6%
 Money Market Funds 1.6%
 T. Rowe Price Reserve Investment Fund, 3.58% #+       7,323         7,323

 Total Short-Term Investments (Cost $7,323)                          7,323

 Total Investments in Securities
 98.2% of Net Assets (Cost $439,488)                   $             456,318


 (1)  Denominated in U.S. dollars unless otherwise noted # Seven-day yield
 *    Non-income producing
 ^    In default with respect to the payment of interest
 +    Affiliated company - See Note 4
 144A Security was purchased pursuant to Rule 144A under
      the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $77,342 and represents 16.6% of net assets
 EUR  Euro
 PIK  Payment-in-Kind
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 VR   Variable Rate; rate shown is effective rate at period-end

 ++Restricted Securities
 Amounts in (000s)

The fund may invest in securities that cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules. The total restricted securities (excluding 144A issues) at period-end amounts to $8,980 and represents 1.9% of net assets.

Acquisition Description                                Date          Cost
 Euramax International, VR, 10.49%, 6/7/13             6/28/05 $     2,000

 IPC Acquisition, VR, 10.80%, 8/15/12                  7/28/05       1,000

 Masonite, VR, 9.13%, 10/6/06                          4/6/05        2,800

 Olympus Communications, VR, 7.75%, 6/30/10            5/21/03       1,337

 Qwest, VR, 6.95%, 6/30/10                             6/5/03        738

 Qwest, VR, 8.53%, 6/30/07                             6/5/03        891

 Totals                                                        $     8,766

 The fund has registration rights for certain restricted securities held as of August 31, 2005. Any costs related to such registration are borne by the issuer.

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional High Yield Fund
Unaudited
August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional High Yield Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's
Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open.
In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S.
markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Non-investment-Grade Debt Securities
The fund may invest in non-investment-grade debt securities, commonly referred to as "high-yield" or "junk" bonds. A real or perceived economic downturn or higher interest rates could adversely affect the liquidity or value, or both, of such securities because such events could lessen the ability of issuers to make principal and interest payments.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $440,611,000. Net unrealized gain aggregated $15,707,000 at period-end, of which $19,775,000 related to appreciated investments and $4,068,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the
T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $95,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $7,323,000 and $11,676,000, respectively.





 T. Rowe Price Institutional Core Plus Fund
 Unaudited                                               August 31, 2005
 PORTFOLIO OF INVESTMENTS (1)                          $ Par/Shares  Value
 (Amounts in 000s)

 CORPORATE BONDS AND NOTES 17.9%
 Automobiles and Related 1.0%
 DaimlerChrysler, 6.50%, 11/15/13                      $140          151

 Ford Motor Credit, 7.375%, 10/28/09                    155          154

                                                                     305

 Banking 2.5%
 Bank of America Capital Trust, 5.625%, 3/8/35          30           31

 Bank One, 5.25%, 1/30/13                               120          123

 BB&T, 6.50%, 8/1/11                                    55           61

 Capital One Bank, 6.50%, 6/13/13                       130          143

 Citigroup, 5.00%, 9/15/14                              70           72

 First Union, 6.40%, 4/1/08                             70           73

 HBOS, 144A, 6.00%, 11/1/33                             50           55

 Huntington National Bank, 4.375%, 1/15/10              30           30

 MBNA America Bank, 4.625%, 8/3/09                      100          101

 U.S. Bancorp, 4.50%, 7/29/10                           65           65

 Wachovia, 5.50%, 8/1/35                                30           31

                                                                     785

 Beverages 0.2%
 Anheuser-Busch, 4.375%, 1/15/13                        75           75

                                                                     75

 Broadcasting 0.3%
 AOL Time Warner, 7.625%, 4/15/31                       80           98

                                                                     98

 Building and Real Estate 0.8%
 Centex, 5.45%, 8/15/12                                 50           50

 D. R. Horton, 5.625%, 9/15/14                          30           30

 Lennar, 144A, 5.60%, 5/31/15                           70           70

 Pulte Homes, 7.875%, 8/1/11                            80           91

                                                                     241

 Cable Operators 0.2%
 Clear Channel Communications, 7.65%, 9/15/10           45           49

 Comcast, 5.65%, 6/15/35                                15           15

                                                                     64

 Conglomerates 0.7%
 General Electric Capital, 6.00%, 6/15/12               140          151

 Tyco International, 6.375%, 10/15/11                   40           44

 United Technologies, 5.40%, 5/1/35                     25           26

                                                                     221

 Container 0.1%
 Sealed Air, 144A, 5.375%, 4/15/08                      35           36

                                                                     36

 Diversified Chemicals 0.1%
 Dow Chemical, 6.125%, 2/1/11                           40           43

                                                                     43

 Drugs 0.5%
 Abbott Laboratories, 5.625%, 7/1/06                    60           61

 Amgen, 4.00%, 11/18/09                                 45           45

 Genentech, 144A, 4.75%, 7/15/15                        40           40

                                                                     146

 Electric Utilities 1.0%
 Alabama Power, VR, 4.026%, 8/25/09                     55           55

 Centerpoint Energy, 7.25%, 9/1/10                      30           33

 Exelon Generation, 5.35%, 1/15/14                      50           52

 FirstEnergy, 6.45%, 11/15/11                           45           49

 Pacific Gas & Electric, 6.05%, 3/1/34                  35           38

 Pinnacle West Capital, 6.40%, 4/1/06                   45           46

 Progress Energy, 6.75%, 3/1/06                         35           35

 Westar Energy, 5.10%, 7/15/20                          15           15

                                                                     323

 Electronic Components 0.1%
 Motorola, 5.80%, 10/15/08                              30           31

                                                                     31

 Energy 0.3%
 Transocean, 7.50%, 4/15/31                             70           92

                                                                     92

 Exploration and Production 0.3%
 Diamond Offshore Drilling
 5.15%, 9/1/14                                          20           20

 144A, 4.875%, 7/1/15                                   20           20

 Kaneb Pipe Line Operations, 5.875%, 6/1/13             55           58

                                                                     98

 Finance and Credit 0.7%
 CIT Group, 5.00%, 2/1/15                               100          101

 Countrywide Home Loans, 4.125%, 9/15/09                65           64

 HSBC Finance, 5.00%, 6/30/15                           30           30

 Residential Capital, 144A, 6.375%, 6/30/10             10           10

                                                                     205

 Food Processing 0.3%
 Kraft Foods, 5.625%, 11/1/11                           75           80

 WM Wrigley Jr., 4.65%, 7/15/15                         15           15

                                                                     95

 Food/Tobacco 0.0%
 Philip Morris, 7.20%, 2/1/07                           15           16

                                                                     16

 Gaming 0.4%
 GTECH Holdings, 4.50%, 12/1/09                         60           59

 Harrah's Operating, 5.50%, 7/1/10                      65           67

                                                                     126

 Gas & Gas Transmission 0.4%
 Atmos Energy, 4.00%, 10/15/09                          40           39

 Duke Capital, 6.25%, 2/15/13                           55           59

 Enterprise Products Operations, 4.95%, 6/1/10          20           20

 TGT Pipeline, 144A, 5.50%, 2/1/17                      10           10

                                                                     128

 Insurance 1.2%
 ACE INA Holdings, 5.875%, 6/15/14                      40           42

 AIG Sunamerica Global Financing XII, 144A
 5.30%, 5/30/07                                         140          142

 Allstate Financial Global Funding, 144A, 5.25%, 2/1/07 60           61

 Nationwide Financial Services, 5.90%, 7/1/12           90           96

 Transamerica Capital, 144A, 7.65%, 12/1/26             15           18

                                                                     359

 Investment Dealers 0.6%
 Goldman Sachs Capital I, 6.345%, 2/15/34               90           98

 Legg Mason, 6.75%, 7/2/08                              15           16

 Lehman Brothers Holdings, 3.50%, 8/7/08                80           78

                                                                     192

 Long Distance 0.6%
 AT&T Broadband, 8.375%, 3/15/13                        80           97

 Sprint Capital, 6.875%, 11/15/28                       70           80

                                                                     177

 Media and Communications 0.2%
 Belo, 8.00%, 11/1/08                                   5            5

 News America, 6.20%, 12/15/34                          65           68

                                                                     73

 Metals and Mining 0.4%
 BHP Finance USA, 4.80%, 4/15/13                        90           92

 Newmont Mining, 5.875%, 4/1/35                         35           36

                                                                     128

 Miscellaneous Consumer Products 0.3%
 Procter & Gamble, 4.95%, 8/15/14                       100          104

                                                                     104

 Oil Field Services 0.2%
 Baker Hughes, 6.875%, 1/15/29                          40           50

                                                                     50

 Paper and Paper Products 0.3%
 Celulosa Arauco y Constitucion, 5.125%, 7/9/13         80           79

                                                                     79

 Petroleum 0.8%
 Amerada Hess, 7.875%, 10/1/29                          30           38

 ConocoPhillips, 5.90%, 10/15/32                        35           40

 Devon Financing, 7.875%, 9/30/31                       60           78

 Pemex Project Funding Master Trust, 7.375%, 12/15/14   50           56

 Petro Canada, 5.95%, 5/15/35                           45           47

                                                                     259

 Railroads 0.2%
 Canadian National Railway, 6.25%, 8/1/34               40           47

                                                                     47

 Real Estate Investment Trust Securities 1.0%
 Archstone-Smith Operating Trust, 5.25%, 5/1/15         45           46

 Developers Diversified Realty, 3.875%, 1/30/09         40           39

 EOP Operating Limited Partnership, 8.375%, 3/15/06     35           36

 iStar Financial, 5.125%, 4/1/11                        25           25

 Simon Property Group, 3.75%, 1/30/09                   95           92

 Weingarten Realty Investors, 4.857%, 1/15/14           75           74

                                                                     312

 Restaurants 0.1%
 Yum! Brands, 7.70%, 7/1/12                             30           35

                                                                     35

 Retail 0.2%
 CVS, 4.00%, 9/15/09                                    55           54

                                                                     54

 Supermarkets 0.2%
 Kroger, 8.05%, 2/1/10                                  55           62

                                                                     62

 Telecommunications 0.3%
 Telus, 8.00%, 6/1/11                                   75           87

                                                                     87

 Telephones 0.9%
 Deutsche Telekom International Finance, STEP
 8.75%, 6/15/30                                         35           47

 France Telecom, STEP, 8.00%, 3/1/11                    65           75

 Telecom Italia Capital, 5.25%, 11/15/13                30           31

 Telofonos De Mexico, 5.50%, 1/27/15                    20           20

 Verizon Global Funding, 7.75%, 12/1/30                 75           96

                                                                     269

 Transportation Services 0.2%
 ERAC USA Finance Company, 144A, 5.60%, 5/1/15          65           66

                                                                     66

 Wireless Communications 0.3%
 AT&T Wireless, 8.75%, 3/1/31                           60           85

                                                                     85

 Total Corporate Bonds and Notes (Cost $5,503)                       5,566

 ASSET-BACKED SECURITIES 4.6%
 Auto Backed 0.8%
 Chase Manhattan Auto Owner Trust, Series 2003-A, Class
 A4, 2.06%, 12/15/09                                    150          146

 Onyx Acceptance Grantor Trust, Series 2003-A, Class A4
 3.04%, 11/15/09                                        85           84

                                                                     230

 Credit Card Backed 2.2%
 Bank One Issuance Trust, Series 2002-A3, Class A3
 3.59%, 5/15/10                                         150          148

 Capital One Multi-Asset Executive Trust, Series
 2004-A8 Class A8, VR 3.701%, 8/15/14                   225          226

 Chase Issuance Trust, Series 2005-A7, Class A7
 4.55%, 3/15/13                                         75           76

 Citibank Credit Card Issuance Trust, Series 2005-C3
 Class C3, VR, 3.981%, 7/15/14                          60           60

 Citibank Credit Card Master Trust I, Series 1999-2
 Class A, 5.875%, 3/10/11                               150          157

                                                                     667

 Equipment Lease Small 0.3%
 GE Equipment Small Ticket, Series 2005-1A, Class A4
 144A, 4.51%, 12/22/14                                  100          100

                                                                     100

 Home Equity Loans Backed 0.7%
 Credit-Based Asset Services and Securities Trust
 Series 2005-CB5 Class AF2, VR 4.831%, 8/25/35          140          141

 New Century Home Equity Loan Trust
 Series 2005-A, Class A6, VR, 4.954%, 8/25/35           60           60

 Series 2005-A, Class M2, VR, 5.344%, 8/25/35           25           25

                                                                     226

 Stranded Asset 0.6%
 PSE&G Transition Funding, Series 2001-1, Class A6
 6.61%, 6/15/15                                         175          196

                                                                     196

 Total Asset-Backed Securities (Cost $1,425)                         1,419

 U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
 SECURITIES 30.5%
 U.S. Government Agency Obligations +/- 28.4%
Federal Home Loan Mortgage
 5.00%, 8/1/35                                          30           30

 6.00%, 4/1/13                                          963          993

 6.50%, 3/1/32 - 5/1/35                                 977          1,009

 ARM
 4.545%, 9/1/35                                         175          171

  4.721%, 8/1/35                                        225          223

 4.839%, 11/1/34                                        63           64

 CMO
 5.00%, 9/15 - 11/15/27                                 235          237

 Federal National Mortgage Assn.
 4.50%, 4/1/19 - 9/1/34                                 1,112        1,101

 5.00%, 7/1 - 8/1/35                                    724          719

 5.50%, 1/1/17 - 1/1/35                                 2,904        2,938

 6.00%, 9/1/19 - 2/1/34                                 582          596

 6.50%, 7/1 - 12/1/32                                   307          317

 ARM, 4.70%, 9/1/35                                     175          173

 CMO, 4.00%, 5/25/16                                    275          272

                                                                     8,843

 U.S. Government Obligations 2.1% Government National Mortgage Assn.
 5.50%, 12/20/33                                        203          206

 6.00%, 12/20/34                                        134          138

 CMO, 5.50%, 5/20/31                                    300          308

                                                                     652

 Total U.S. Government & Agency Mortgage-Backed                      9,495
 Securities (Cost $9,499)
 NON-U.S. GOVERNMENT MORTGAGE-BACKED
 SECURITIES 3.3%
 Commercial Mortgage Backed Securities 3.3%
 Banc of America Commercial Mortgage, Series 2004-6
 Class A1 CMO, 3.801%, 12/10/42                         13           13

 Bear Stearns Commercial Mortgage Securities
 Series 2004-PWR6, Class A1, CMO, 3.688%, 11/11/41      10           10

 Series 2004-PWR6, Class A4, CMO, 4.521%, 11/11/41      151          151

 Series 2005-PWR8, Class A4, CMO, 4.674%, 6/11/41       65           65

 Series 2005-T18, Class A1, CMO, 4.274%, 2/13/42        96           95

 Citigroup Commercial Mortgage Trust, Series 2004-C2
 Class A1 CMO, 3.787%, 10/15/41                         159          157

 Commercial Mortgage, Series 2005-LP5, Class A1, CMO
 PTC, 4.235%, 5/10/43                                   95           95

 Credit Suisse First Boston, Series 2005-C1, Class A2
 CMO, 4.609%, 2/15/38                                   150          151

 GMAC Commercial Mortgage Securities, Series 2001-C2
 Class A1 CMO, 6.25%, 4/15/34                           101          104

 Greenwich Capital Commercial Funding, Series 2005-GG3
 Class AAB, CMO, VR, 4.619%, 8/10/42                    50           50

 J.P. Morgan Chase Commercial Mortgage Securities
 Series 2001-CIBC, Class A3, CMO, 6.26%, 3/15/33        75           81

 Morgan Stanley Dean Witter, Series 2002-TOP7
 Class A1, CMO 5.38%, 1/15/39                           49           51

 Total Non-U.S. Government Mortgage-Backed Securities                1,023
(Cost $1,030)
 U.S. GOVERNMENT & AGENCY OBLIGATIONS
 (EXCLUDING MORTGAGE-BACKED) 31.5%
 U.S. Government Agency Obligations +/- 4.8%
 Federal Home Loan Mortgage
 4.25%, 7/15/09                                         300          301

 6.25%, 7/15/32                                         135          169

 CMO, 5.125%, 7/15/12                                   405          427

 Federal National Mortgage Assn., 7.125%, 6/15/10       515          581

                                                                     1,478

 U.S. Treasury Obligations 26.7%
 U.S. Treasury Bonds
 5.375%, 2/15/31                                        40           47

 6.00%, 2/15/26                                         110          135

 6.125%, 8/15/29                                        425          539

 6.375%, 8/15/27                                        45           58

 7.625%, 2/15/25                                        35           50

 8.50%, 2/15/20                                         455          663

 U.S. Treasury Inflation-Indexed Bonds, 2.375%, 1/15/25 299          324

 U.S. Treasury Inflation-Indexed Notes
 2.00%, 7/15/14                                         304          314

 3.625%, 1/15/08                                        72           77

 U.S. Treasury Notes
 1.50%, 3/31/06                                         2,125        2,097

 3.375%, 11/15/08                                       1,525        1,504

 3.50%, 2/15/10                                         510          503

 4.00%, 6/15/09                                         70           70

 4.75%, 5/15/14                                         320          337

 5.75%, 8/15/10                                         1,080        1,171

 6.875%, 5/15/06 ++                                     410          419

                                                                     8,308

 Total U.S. Government & Agency Obligations (excluding
 Mortgage-Backed)(Cost $9,725)                                       9,786

 FOREIGN GOVERNMENT OBLIGATIONS &
 MUNICIPALITIES 8.4%
 Federal Republic of Brazil, 11.00%, 8/17/40            130          155

 Federal Republic of Germany
 3.25%, 4/9/10 (EUR)                                    115          146

 5.00%, 7/4/12 (EUR)                                    210          294

 Republic of Argentina, 5.83%, 12/31/33 (ARS)           225          91

 Republic of Philippines, 9.50%, 2/2/30                 150          155

 Republic of Poland
 5.00%, 10/24/13 (PLN)                                  925          289

 5.75%, 3/24/10 (PLN)                                   1,000        320

 Republic of Serbia, VR, 3.75%, 11/1/24                 160          141

 Republic of South Africa, 6.50%, 6/2/14                40           44

 Republic of Turkey, 20.00%, 10/17/07 (TRY)             200          159

 United Mexican States
 6.375%, 1/16/13                                        70           76

 8.00%, 12/19/13 (MXN)                                  8,600        752

 Total Foreign Government Obligations & Municipalities               2,622
 (Cost $2,594)
 MUNICIPAL BONDS 0.9%
 Atlanta Airport, 5.00%, 1/1/33 (FSA Insured)           55           58

 California, Economic Recovery, GO, 5.00%, 7/1/16       35           38

 Clark County School Dist., GO
 5.00%, 6/15/18 (MBIA Insured)                          30           33

 District of Columbia, GO, 5.00%, 6/1/16 (MBIA Insured) 35           38

 Houston Water & Sewer, 5.25%, 5/15/16 (MBIA Insured)   40           44

 New York City, GO, 5.00%, 3/1/14                       15           16

 North Carolina, Public Improvement, GO, 5.00%, 3/1/10  45           49

 Total Municipal Bonds (Cost $274)                                   276

 DOMESTIC BOND MUTUAL FUNDS 2.0%
 T. Rowe Price Institutional High Yield Fund, 7.15% p+  59           634

 Total Domestic Bond Mutual Funds (Cost $635)                        634

 SHORT-TERM INVESTMENTS 2.4%
 Money Market Funds 2.4%
 T. Rowe Price Reserve Investment Fund, 3.58% #+        758          758

 Total Short-Term Investments (Cost $758)                            758

 FORWARD CURRENCY EXCHANGE CONTRACTS (0.1%)
 Unrealized Gain (Loss) on Forward Currency Exchange
 Contracts (2)                                                       (24)

 Total Forward Currency Exchange Contracts                           (24)

 FUTURES CONTRACTS 0.0%
 Variation margin receivable (payable) on open futures
 contracts (3)                                                       (1)

 Total Futures Contracts                                             (1)

 Total Investments in Securities
 101.4% of Net Assets (Cost                                          31,554
$31,443)                                                $

 (1)  Denominated in U.S. dollars unless otherwise noted
 #    Seven-day yield
 +/- The issuer operates under a congressional charter; its securities are neither issued nor guaranteed by the U.S. government.
 ++ All or a portion of this security is pledged to cover margin requirements on futures contracts at August 31, 2005.
 +    Affiliated company - See Note 4
 p    SEC yield
 144A Security was purchased pursuant to Rule 144A under the Securities Act of
      1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - - total value of such securities at period-end amounts to $628 and represents 2% of net assets
 ARM  Adjustable Rate Mortgage
 ARS  Argentinean peso
 CAD  Canadian dollar
 CMO  Collateralized Mortgage Obligation
 EUR  Euro
 FSA  Financial Security Assurance Inc.
 GO   General Obligation
 JPY  Japanese yen
 MBIA MBIA Insurance Corp.
 MXN  Mexican peso
 MYR  Malaysian ringgit
 PLN  Polish zloty
 PTC  Pass-Through Certificate
 STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
 TRY  Turkish lira
 USD  U.S. dollar
 VR Variable Rate; rate shown is effective rate at period-end

 T. Rowe Price Institutional Core Plus Fund
 (2) Open Forward Currency Exchange
Contracts at August 31, 2005 were as
follows:
 Amounts in (000s)
                                                                    Unrealized
 Counterparty        Settlement  Receive            Deliver        Gain (Loss)
 JP Morgan Chase         9/7/05      CAD  445        USD 366          $ 8

 JP Morgan Chase         9/7/05      USD  362        CAD 445          (13)

 JP Morgan Chase         9/13/05     USD  135        EUR 113          (4)

 Morgan Stanley          9/20/05     JPY  7,800      USD 70           0

 Morgan Stanley          9/23/05     USD  155        MXN 1,680        0

 CS First Boston         10/25/05    USD  291        EUR 240          (6)

 JP Morgan Chase         10/25/05    USD  316        EUR 260          (5)

 JP Morgan Chase         10/25/05    JPY  16,500     USD 150          (1)

 JP Morgan Chase         11/1/05     USD  598        MXN 6,550        (2)

 Morgan Stanley          11/14/05    USD  297        EUR 240          0

 JP Morgan Chase         9/1/06      MYR  2,260      USD 610          (1)

 Net unrealized gain (loss) on open
 forward currency exchange contracts                                $ (24)


 (3) Open Futures Contracts at August 31,
2005 were as follows:
 ($ 000s)
                                                    Contract       Unrealized
                                      Expiration     Value          Gain (Loss)
 Short, 2 U.S. Treasury five year
 contracts, $15 par of 6.875%
 U.S. Treasury Notes pledged as
 initial margin                         12/05      $  (217)          $ (1)

 Net payments (receipts) of variation
 margin to date                                                         0

 Variation margin receivable (payable)
 on open futures contracts                                           $ (1)

 The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Institutional Core Plus Fund
Unaudited August 31, 2005
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Institutional Core Plus Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the corporation. The fund seeks to maximize total return through income and capital appreciation.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation
The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are stated at fair value, which is determined by using a matrix system that establishes a value for each security based on bid-side money market yields.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Financial futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions
Investment transactions are accounted for on the trade date. Unsettled variation margin on futures contracts is included in investments in securities. Unrealized gains or losses on forward currency exchange contracts are included in investments in securities.


NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

Forward Currency Exchange Contracts
The fund may invest in forward currency exchange contracts under which it is obligated to exchange currencies at specified future dates and exchange rates. Risks arise from the possible inability of counterparties to meet the terms of their agreements and from movements in currency values.

Futures Contracts
The fund may invest in futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and/or interest rates.


NOTE 3 - FEDERAL INCOME TAXES

At August 31, 2005, the cost of investments for federal income tax purposes was $31,443,000. Net unrealized gain aggregated $87,000 at period-end, of which $206,000 related to appreciated investments and $119,000 related to depreciated investments.


NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the
T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the three months ended August 31, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $13,000, and the value of shares of the T. Rowe Price Reserve Funds held at August 31, 2005 and May 31, 2005 was $758,000 and $1,269,000, respectively.

The fund may invest in the T. Rowe Price Institutional High Yield Fund, Inc. (High Yield Fund) as a means of gaining efficient and cost-effective exposure to the high-yield bond markets. The High Yield Fund is an open-end management investment company managed by Price Associates, and an affiliate of the fund. The High Yield Fund pays an annual all-inclusive management and administrative fee to Price Associates equal to 0.50% of average daily net assets. To ensure that Institutional Core Plus Fund does not incur duplicate fees for its assets invested in High Yield Fund, Price Associates has agreed to reduce its management fee to the fund. During the three months ended August 31, 2005, purchases and sales of High Yield Fund were $308,000 and $0, respectively. Investment income during the period was $10,000. At August 31, 2005 and May 31, 2005, the value of shares of High Yield Fund held were $634,000 and $314,000, respectively.




Item 2.  Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.





                                   SIGNATURES


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
T. Rowe Price Institutional Income Funds, Inc.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By       /s/ James S. Riepe
         -----------------------------------
         James S. Riepe
         Principal Executive Officer

Date     October 21, 2005



By       /s/ Joseph A. Carrier
         -----------------------------------
         Joseph A. Carrier
         Principal Financial Officer

Date     October 21, 2005